STOCKHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 4 – STOCKHOLDERS’ EQUITY

On March 3, 2015, 161,827 shares of the Company’s Series A Convertible Preferred Stock were converted into an aggregate of 2,382,312 shares of common stock at the stated conversion price of $0.0679 per share.

During the three months ended March 31, 2015, the Company issued 180,053 shares of its common stock as consideration for investor relations services valued at $30,000.

During the three months ended March 31, 2015, the Company issued 213,420 shares of its common stock as consideration for legal services valued at $29,879.

Options

Option valuation models require the input of highly subjective assumptions. The fair value of stock-based payment awards was estimated using the Black-Scholes option model with a volatility figure derived from using the Company’s historical stock prices for 2015. Prior to 2015, the Company derived the volatility figure from an index of historical stock prices for comparable entities. Management determined this assumption to be a more accurate indicator of value. The Company accounts for the expected life of options based on the contractual life of options for non-employees. For employees, the Company accounts for the expected life of options in accordance with the “simplified” method, which is used for “plain-vanilla” options, as defined in the accounting standards codification.

The risk-free interest rate was determined from the implied yields of U.S. Treasury zero-coupon bonds with a remaining life consistent with the expected term of the options.

In addition, the Company is required to estimate the expected forfeiture rate and only recognize expense for those shares expected to vest. In estimating the Company’s forfeiture rate, the Company analyzed its historical forfeiture rate, the remaining lives of unvested options, and the number of vested options as a percentage of total options outstanding. If the Company’s actual forfeiture rate is materially different from its estimate, or if the Company reevaluates the forfeiture rate in the future, the stock-based compensation expense could be significantly different from what the Company has recorded in the current period.

The Company estimated forfeitures related to option grants at a weighted average annual rate of  0% per year, as the Company does not yet have adequate historical data, for options granted during the three months ended March 31, 2015 and 2014.

The following assumptions were used in determining the fair value of employee and vesting non-employee options during the three months ended March 31, 2015 and 2014:

	March 31, 2015	March 31, 2014
Risk-free interest rate	1.68% - 1.94%	2.65% - 2.73%
Dividend yield	0%	0%
Stock price volatility	140.67% - 145.24%	78.9% - 79.2%
Expected life	7 - 10 years	8-10 years
Weighted average grant date fair value	$0.11	$0.11

During the three months ended March 31, 2015, the Company granted options to purchase 375,000 shares of common stock to a new board member. These options vest over a 3 year period, have a term of 10 years, and contain an exercise price of $0.10 per share. The options had an aggregate grant date fair value of $34,945.

	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate IntrinsicValue
Outstanding at January 1, 2015	22,052,736	$0.1687	4.2	$ 858,766
Granted	375,000	$0.10	10.0
Canceled	(62,500)	$0.12
Outstanding at March 31, 2015	22,365,236	$0.17	3.9	429,012

Exercisable at March 31, 2015	16,047,474	$0.16	3.7	$ 373,706

The following table presents information related to stock options at March 31, 2015:

Options Outstanding		Options Exercisable
		Weighted Average Remaining Life In Years
			Exercisable Number of Options
Exercise Price	Number of Options

$0.00-0.10	8,254,043	4.3	7,342,585
0.11-0.25	12,841,193	3.5	7,658,222
0.26-0.50	750,000	5.0	750,000
0.51-0.90	520,000	5.0	296,667
	22,365,236	3.9	16,047,474

As of March 31, 2015, stock-based compensation of $140,587 remains unamortized and is expected to be amortized over the weighted average remaining period of 2 years.

The stock-based compensation expense related to option grants was $56,154 and $75,717 during the three months ended March 31, 2015 and 2014, respectively.

Restricted Stock

As of March 31, 2015, the Company had unissued restricted shares of 1,090,487. Stock based compensation expense related to restricted stock grants was $-0- and $438,010 for the three months ended March 31, 2015 and 2014, respectively.  As of December 31, 2014, there was no stock-based compensation relating to restricted stock unamortized, since the remaining unamortized expense was charged to operations upon the departure of the Company’s former Chief Executive Officer in December 2014.

Warrants

The following table summarizes information with respect to outstanding warrants to purchase common stock of the Company, all of which were exercisable, at March 31, 2015:

Exercise Price	Number Outstanding
		Expiration Date
$0.10	11,045,654	August 2016
		.

The following table summarizes the warrant activity for the two years ended December 31, 2014:

			Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
		Weighted-Average Exercise Price
	Shares
Outstanding at January 1, 2015	11,045,654	$0.10	1.7	$1,325,478
Grants	-			$-
Exercised	-
Forfeitures or expirations	-
Outstanding at March 31, 2015	11,045,654	$0.10	1.4	$1,015,096

Exercisable at March 31, 2015	11,045,654	$0.10	1.4	$1,015,096

NOTE 9 – STOCKHOLDERS’ EQUITY

Common Stock

During the year ended December 31, 2013 the Company’s founder cancelled 16,572,980 shares of common stock from an escrow as part of an agreement to facilitate financing for the Company.

During the year ended December 31, 2013, 949,932 shares of the Company’s Series A Convertible Preferred Stock were converted into an aggregate of 13,991,162 shares of common stock at the stated conversion price of $0.0679 per share.

During the year ended December 31, 2013, the Company issued an aggregate of 1,178,069 shares of common stock to consultants valued at approximately $277,039 for services previously rendered.  The issuance was related to 1,428,069 granted shares and 250,000 shares that were cancelled.

In two private placement transactions which closed on October 7, 2013 and October 15, 2013, an aggregate of 11,546,154 shares of common stock were sold at $0.13 per share for total proceeds of $1,501,000.

On January 9, 2014, the Company entered into agreements with the holder of certain of its outstanding warrants originally issued in private placement transactions in September 2011 and April 2012. Pursuant to such agreements, which are more fully described below, the Company agreed to extend the period during which the warrants were exercisable at a reduced exercise price.

On January 9, 2014, the Company entered into Amendment No. 4 to the warrants that were originally issued in September 2011.  Pursuant to Amendment No. 4, the exercise price of the warrants was reduced to $0.05 per share until March 10, 2014.

On January 9, 2014, the Company entered into Amendment No. 3 to the warrant that was originally issued in April 19, 2012.  Pursuant to Amendment No. 3, the exercise price of the warrants was reduced to $0.05 per share until March 10, 2014.

On January 10, 2014, holders of such warrants exercised an aggregate of 11,200,000 warrants to purchase common stock at the reduced exercise price per share of $0.05 resulting in $560,000 in cash proceeds.   In connection with the warrant exercise, the Company incurred a non-cash interest expense due to warrant modification of $241,176 when the inducement offer was accepted during the year ended December 31, 2014.

On March 10, 2014, aggregate of 9,291,164 of such warrants were exercised resulting in $464,558 in cash proceeds. The Company issued such shares to the holder in April 2014. In connection with the warrant exercise, the Company incurred a non-cash interest expense due to warrant modification of $219,773 when the inducement offer was accepted during the year ended December 31, 2014.

During the year ended December 31, 2014, the Company issued an aggregate of 1,107,690 shares of its common stock as consideration for investor relations services valued at $130,000.

During the year ended December 31, 2014, the Company issued an aggregate of 452,298 shares of its common stock as consideration for legal services valued at $65,468.

On August 18, 2014, pursuant to a securities purchase agreement, the Company sold an aggregate of 14,250,000 shares of its common stock for net proceeds, after commissions and other costs, of $1,330,000.  Commissions and other costs totaled $95,000.

On December 12, 2014, 588,241 shares of the Company’s Series A Convertible Preferred Stock were converted into an aggregate of 8,663,343 shares of common stock at the stated conversion price of $0.0679 per share.

On December 31, 2014, Bill Ogle, our former Chief Executive Officer, returned to treasury, and subsequently canceled, 111,111 shares of the Company’s common stock valued at $10,000 as payment for the exercise price of 100,000 previously granted options.  Documents associated with the transaction were executed during December 2014 with actual shares issued during January 2015.  The related impact on outstanding shares has been recognized as of December 31, 2014.

Long-Term Incentive Plan

The stockholders approved the Blue Calypso, Inc. 2011 Long-Term Incentive Plan (the “Plan”) on September 9, 2011. The Plan provides for the granting of incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock, restricted stock units, performance awards, dividend equivalent rights, and other awards which may be granted singly, in combination, or in tandem, and which may be paid in cash or shares of common stock.  Subject to certain adjustments, the maximum number of shares of common stock that may be delivered pursuant to awards under the Plan is 35,000,000 shares.

Options

Option valuation models require the input of highly subjective assumptions. The fair value of stock-based payment awards was estimated using the Black-Scholes option model with a volatility figure derived from an index of historical stock prices of comparable entities until sufficient data exists to estimate the volatility using the Company’s own historical stock prices. Management determined this assumption to be a more accurate indicator of value. The Company accounts for the expected life of options based on the contractual life of options for non-employees. For employees, the Company accounts for the expected life of options in accordance with the “simplified” method, which is used for “plain-vanilla” options, as defined in the accounting standards codification.

The risk-free interest rate was determined from the implied yields of U.S. Treasury zero-coupon bonds with a remaining life consistent with the expected term of the options.  The fair value of stock-based payment awards during the years ended December 31, 2014 and 2013 was estimated using the Black-Scholes pricing model.

In addition, the Company is required to estimate the expected forfeiture rate and only recognize expense for those shares expected to vest. In estimating the Company’s forfeiture rate, the Company analyzed its historical forfeiture rate, the remaining lives of unvested options, and the number of vested options as a percentage of total options outstanding. If the Company’s actual forfeiture rate is materially different from its estimate, or if the Company reevaluates the forfeiture rate in the future, the stock-based compensation expense could be significantly different from what the Company has recorded in the current period.

The Company estimated forfeitures related to option grants at a weighted average annual rate of  0% per year, as the Company does not yet have adequate historical data, for options granted during the years ended December  31, 2014 and 2013.

The following assumptions were used in determining the fair value of employee and vesting non-employee options:

	December 31, 2014	December 31, 2013
Risk-free interest rate	1.97%-2.73%	0.62%-0.86%
Dividend yield	0%	0%
Stock price volatility	76%-79%	35%-118%
Expected life	6-10 years	6-10 years
Weighted average grant date fair value	$0.11	$0.11

During the year ended December 31, 2013, the Company granted options to purchase an aggregate of 5,658,530 shares of common stock to certain employees and consultants. These options vest over a 2 or 3 year period, have a term of 10 years, and contain exercise prices between $0.14 and $0.24 per share. The options had an aggregate grant date fair value of $614,342.

On March 14, 2014, the Compensation Committee of the Board of Directors approved an equity bonus for the Company’s Co-Chief Executive Officer, Bill Ogle, consisting of stock options with a fair value of $800,000. The total bonus awarded was $1,140,000 of which $85,000 was paid in cash and $1,055,000 was granted in stock options valued using the Black Scholes model.  Accordingly, the Company granted options to purchase 9,232,745 shares of common stock to Mr. Ogle effective March 14, 2014 exercisable at $0.14 per share for ten years, vesting over a term of three years. Subsequent to issuance and pursuant to a standstill agreement entered into on September 26, 2014 with a significant stockholder, Mr. Ogle agreed to return and cancel 750,000 of the previously granted March 2014 options and purchase $85,000 in the Company’s common stock within 12 months following the date of the agreement, with $15,000 being purchased by December 15, 2014.  In conjunction with the standstill agreement, Mr. Ogle and the Co-Chief Executive Officer and Chief Technology Officer Andrew Levi agreed to a fifty percent reduction in their annual base salary for a period of twelve months following the date of the agreement.

In April 2014, the Company awarded an aggregate of 1,730,000 of stock options to certain employees and one contractor.  The stock options have exercise prices from $0.12 to $0.13 per share, will vest over a three year period, and have an approximate fair value of $170,000 using the Black Scholes model.

On April 9, 2014, 320,000 options were exercised at $0.0679 per share for cash proceeds of $21,728.

In May 2014, the Company awarded an aggregate of 1,250,000 of stock options to members of the Company’s Board of Directors.  The stock options have exercise price of $0.10 per share, will vest over a three year period, and have an approximate fair value of $101,000 using the Black Scholes model.

In June 2014, the Company awarded an aggregate of 100,000 of stock options to certain employees.  The stock options have exercise price of $0.11 per share, will vest over a three-year period, and have an approximate fair value of $9,000 using the Black Scholes model.

On August 15, 2014, the Company’s Board of Directors approved accelerating to fully vested previously granted options of the Company’s past Chief Financial Officer and to set an expiry date of August 15, 2017.  Accordingly, the remaining unrecognized expense was charged to operations during the year ended December 31, 2014.

On October 23, 2014, the Company’s Board of Directors approved accelerating to fully vested previously granted options of the Company’s past Chief Operating Officer and to set an expiry date of December 31, 2017. Accordingly, the remaining unrecognized expense was charged to operations during the year ended December 31, 2014.

Effective December 31, 2014, the Company’s Board of Directors approved the continued vesting of previously granted options through April 30, 2016 of the Company’s former Chief Executive Officer and to set an expiry date of December 31, 2017.  Options that would not have vested through April 30, 2016 were considered forfeited as of December 31, 2014. Accordingly, the remaining unrecognized expense related to the non-forfeited options was charged to operations during the year ended December 31, 2014.

During December 2014, the Board of Directors appointed a new Board Member, Mr. Jon Merriman.  In conjunction with his appointment, the Board of Directors also approved granting Mr. Merriman 375,000 options.  As of December 31, 2014 the associated option agreement had not been finalized.  No expense associated with this transaction has been reported for the year ended December 31, 2014 and any amount is considered de minimus.

The following table summarizes the stock option activity for the years ended December 31, 2014 and 2013:

		Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
	Shares
Outstanding at January 1, 2013	9,460,543	$0.2508	9.35	$-
Grants	5,658,530	$0.2317	10.00	$-
Exercised	-
Forfeitures or expirations	(1,241,500)	$0.8300
Outstanding at January 1, 2014	13,877,573	$0.1914	8.7	$259,558
Grants	12,312,745	$0.13	10.00	$-
Exercised	(420,000)
Forfeitures or expirations	(3,717,582)	0.1623
Outstanding at December 31, 2014	22,052,736	$0.1687	4.2	$858,766

Exercisable at December 31, 2014	11,363,138	$0.1622	4.3	$573,899

The following table presents information related to stock options at December 31, 2014:

Options Outstanding		Options Exercisable
		Weighted Average Remaining Life In Years
			Exercisable Number of Options
Exercise Price	Number of Options

$0.00-0.10	7,879,043	4.6	6,941,543
0.11-0.25	12,903,693	3.7	3,374,928
0.26-0.50	750,000	7.4	750,000
0.51-0.90	520,000	5.2	296,667
	22,052,736	4.1	11,363,138

As of December 31, 2014, stock-based compensation of $164,541 remains unamortized and is expected to be amortized over the weighted average remaining period of 2 years.

The stock-based compensation expense related to option grants was $1,250,113 and $551,483 during the years ended December 31, 2014 and 2013, respectively

Restricted Stock

The following table summarizes the restricted stock activity for the two years ended December 31, 2014:

Restricted shares issued as of January 1, 2013	13,456,667
Granted	-
Total Restricted Shares Issued at December 31, 2013	13,456,667
Granted	-
Total Restricted Shares Issued at December 31, 2014	13,456,667
Vested at December 31, 2014	(11,275,693)
Unvested restricted shares as of December 31, 2014	2,180,974

Stock based compensation expense related to restricted stock grants was $2,478,124 and $1,784,014 for the years ended December 31, 2014 and 2013, respectively. As of December 31, 2014, there was no stock-based compensation relating to restricted stock unamortized, since the remaining unamortized expense was charged to operations upon the departure of the Company’s former Chief Executive Officer in December 2014.

Warrants

The following table summarizes information with respect to outstanding warrants to purchase common stock of the Company, all of which were exercisable, at December 31, 2014:

Exercise Price	Number Outstanding
		Expiration Date
$0.10	11,045,654	August 2016
		.

The following table summarizes the warrant activity for the two years ended December 31, 2014:

			Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
		Weighted-Average Exercise Price
	Shares
Outstanding at January 1, 2013	32,495,753	$0.0769	4.4	$-
Issued	-
Exercised	-
Forfeitures or expirations	-
Outstanding at January 1, 2014	32,495,753	$0.0769	3.4	$-
Grants	-			$-
Exercised	(20,491,164)	$0.05
Forfeitures or expirations	(958,935)	$0.62
Outstanding at December 31, 2014	11,045,654	$0.05	1.7	$1,325,478

Exercisable at December 31, 2014	11,045,654	$0.05	1.7	$1,325,478